Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6 - Property and Equipment, Net

	For the Years Ended March 31,
	2025	2024

Electronic equipment	$405,439	$369,960
Building	391,086	393,058
Office equipment	67,847	68,189
Motor vehicles	181,959	130,420
Total property and equipment	1,046,332	961,627
Less: Accumulated depreciation	(586,018)	(556,262)
Total property and equipment, net	$460,314	$405,365

Depreciation expenses were $32,946 and $78,825 for the years ended March 31, 2025 and 2024, respectively.